Annual Operating Expenses - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2025
Fidelity Advisor California Municipal Income Fund - Class A
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%
Total annual operating expenses	0.76%
Fidelity Advisor California Municipal Income Fund - Class C
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%
Total annual operating expenses	1.49%
Fidelity Advisor California Municipal Income Fund - Class M
Operating Expenses:
Management fee	0.41%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%
Total annual operating expenses	0.67%
Fidelity Advisor California Municipal Income Fund - Class I
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.53%
Fidelity Advisor California Municipal Income Fund - Class Z
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.40%